OTHER EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Schedule of Other (Income) Expenses
	Year ended December 31,
	2021	2020
	$	$
Doubtful debt provision	3,000	2000
Change in liability for future earn-out	689	(59)
Other	683	(792)
Total other expense, net	4,372	1,149

Summary of Allowance for Doubtful Accounts
	Year ended December 31,
	2021	2020
	$	$
Balance at beginning of period	8,667	6,667
Provision during the period	3,000	2,000
Balance at end of period	11,667	8,667